Fair Value Measurements - changes in investments measured at fair value using Level 3 inputs (Details)	1 Months Ended
Jun. 30, 2023 USD ($)
Changes in investments measured at fair value using Level 3 inputs
Fair value, June 8, 2023 (commencement of operations)	$ 0
Net change in unrealized appreciation (depreciation) on investments	(190,786)
Net translation of investments in foreign currencies	(67,123)
Realized gain (loss) on translation of investments in foreign currencies	(148)
Purchases of investments	936,995,797
PIK interest	205,621
Proceeds from principal payments	(1,907,839)
Accretion of discounts and amortization of premiums	274,650
Fair value, June 30, 2023	$ 935,310,172